Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—15.5%
		Federal Home Loan Mortgage Corporation—6.8%
$ 27,234		FHLMC REMIC, Series 3122, Class FE, 4.718% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 27,032
196,039		FHLMC REMIC, Series 3241, Class FM, 4.798% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	193,773
1,604,489		FHLMC REMIC, Series 4281, Class LF, 4.918% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,587,582
623,020		FHLMC REMIC, Series 4313, Class FM, 4.868% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	609,783
428,804		FHLMC REMIC, Series 4867, Class FA, 4.818% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	423,804
1,290,701		FHLMC REMIC, Series 4903, Class NF, 4.819% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,271,788
1,773,199		FHLMC REMIC, Series 4911, Class FB, 4.869% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,734,015
4,046,898		FHLMC REMIC, Series 5396, Class DF, 5.555% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,035,293
4,314,377		FHLMC REMIC, Series 5409, Class JF, 5.755% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	4,320,299
5,506,756		FHLMC REMIC, Series 5459, Class FB, 5.255% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	5,468,046
4,681,752		FHLMC REMIC, Series 5476, Class FA, 5.405% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	4,657,955
2,805,148		FHLMC REMIC, Series 5478, Class FL, 5.205% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	2,798,660
		TOTAL	27,128,030
		Federal National Mortgage Association—3.0%
218,565		FNMA REMIC, Series 2006-99, Class AF, 4.839% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	216,541
140,241		FNMA REMIC, Series 2006-111, Class FA, 4.799% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	138,784
28,495		FNMA REMIC, Series 2010-134, Class BF, 4.849% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	28,415
70,640		FNMA REMIC, Series 2010-135, Class FP, 4.819% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	69,449
499,609		FNMA REMIC, Series 2010-141, Class FB, 4.889% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	496,061
128,520		FNMA REMIC, Series 2012-79, Class F, 4.869% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	126,996
2,278,853		FNMA REMIC, Series 2016-50, Class FM, 4.819% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,260,452
2,031,167		FNMA REMIC, Series 2018-35, Class FA, 4.719% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	1,949,497
1,742,495		FNMA REMIC, Series 2019-24, Class BF, 4.819% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	1,725,536
1,209,500		FNMA REMIC, Series 2019-41, Class F, 4.919% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,181,717
3,823,851		FNMA REMIC, Series 2024-15, Class FA, 5.505% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	3,807,016
		TOTAL	12,000,464
		Government National Mortgage Association—5.7%
4,537,091		GNMA REMIC, Series 2023-130, Class NF, 5.451% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,561,397
5,756,747		GNMA REMIC, Series 2024-51, Class DF, 5.601% (30-DAY AVERAGE SOFR +1.300%), 3/20/2054	5,769,733
3,038,922		GNMA REMIC, Series 2024-97, Class BF, 5.651% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	3,047,103
2,877,648		GNMA REMIC, Series 2024-167, Class FE, 5.131% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	2,867,915
2,922,428		GNMA REMIC, Series 2024-204, Class BF, 5.291% (30-DAY AVERAGE SOFR +0.990%), 12/20/2054	2,918,800
3,846,616		GNMA REMIC, Series 2025-1, Class FJ, 5.601% (30-DAY AVERAGE SOFR +1.300%), 1/20/2055	3,852,954
		TOTAL	23,017,902
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,353,005)	62,146,396
		CORPORATE BONDS—0.8%
		Airlines—0.1%
160,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	160,310
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.926% (SOFR +0.570%), 8/1/2025	1,350,436
		Finance Companies—0.3%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.125% (SOFR +0.760%), 2/13/2026	1,001,730

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—0.1%
$ 500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	$ 500,048
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,009,424)	3,012,524
		ASSET-BACKED SECURITIES—0.6%
		Automotive—0.2%
481,468	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.553% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	482,043
125,281		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	125,787
154,145		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	154,666
16,491		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	16,498
		TOTAL	778,994
		Equipment Lease—0.4%
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	750,293
147,336		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	147,772
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 5.453% (30-DAY AVERAGE SOFR +1.150%), 8/15/2027	902,958
		TOTAL	1,801,023
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,574,638)	2,580,017
		U.S. TREASURY—0.6%
		U.S. Treasury Notes—0.6%
2,500,000		United States Treasury Note, 3.875%, 10/15/2027 (IDENTIFIED COST $2,500,453)	2,508,582
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
13,039		FHLMC ARM, 6.580%, 5/1/2034	13,299
29,457		FHLMC ARM, 6.965%, 8/1/2035	30,292
14,081		FHLMC ARM, 7.222%, 7/1/2034	14,476
22,953		FHLMC ARM, 7.500%, 5/1/2036	23,510
		TOTAL	81,577
		Federal National Mortgage Association ARM—0.0%
41,832		FNMA ARM, 6.585%, 2/1/2036	42,987
9,708		FNMA ARM, 6.858%, 4/1/2034	9,918
9,200		FNMA ARM, 6.966%, 9/1/2035	9,419
		TOTAL	62,324
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $143,233)	143,901
		INVESTMENT COMPANIES—82.2%
32,430,998		Bank Loan Core Fund	279,230,890
5,586,920		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2]	5,586,920
5,166,153		Project and Trade Finance Core Fund	45,927,102
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $360,132,466)	330,744,912
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $430,713,219)	401,136,332
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,028,079
		NET ASSETS—100%	$402,164,411

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
	Bank Loan Core Fund*	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2025	$285,353,399	$48,438,401	$2,016,381	$335,808,181
Purchases at Cost	$—	$—	$17,136,991	$17,136,991
Proceeds from Sales	$(7,000,000)	$(2,500,000)	$(13,566,452)	$(23,066,452)
Change in Unrealized Appreciation/Depreciation	$1,866,062	$(7,811)	$—	$1,858,251
Net Realized Gain/(Loss)	$(988,571)	$(3,488)	$—	$(992,059)
Value as of 6/30/2025	$279,230,890	$45,927,102	$5,586,920	$330,744,912
Shares Held as of 6/30/2025	32,430,998	5,166,153	5,586,920	43,184,071
Dividend Income	$5,029,297	$802,949	$46,129	$5,878,375

*	At June 30, 2025, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$62,146,396	$—	$62,146,396
Corporate Bonds	—	3,012,524	—	3,012,524
Asset-Backed Securities	—	2,580,017	—	2,580,017
U.S. Treasury	—	2,508,582	—	2,508,582
Adjustable Rate Mortgages	—	143,901	—	143,901
Investment Companies	284,817,810	—	—	284,817,810
Other Investments[1]	—	—	—	45,927,102
TOTAL SECURITIES	$284,817,810	$70,391,420	$—	$401,136,332

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,927,102 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate